American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
November 30, 2019

American Century STOXX® U.S. Quality Growth ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.8%
HEICO Corp., Class A	1,334	133,987
Lockheed Martin Corp.	964	376,953
Mercury Systems, Inc.(1)	3,616	264,872
Raytheon Co.	1,131	245,902
Spirit AeroSystems Holdings, Inc., Class A	2,839	246,965
		1,268,679
Air Freight and Logistics — 3.2%
CH Robinson Worldwide, Inc.	19,071	1,465,606
Expeditors International of Washington, Inc.	3,262	243,867
United Parcel Service, Inc., Class B	13,644	1,633,596
XPO Logistics, Inc.(1)	18,047	1,492,307
		4,835,376
Airlines — 7.0%
Alaska Air Group, Inc.	3,573	246,573
Delta Air Lines, Inc.	60,624	3,474,361
JetBlue Airways Corp.(1)	51,325	989,033
Southwest Airlines Co.	51,351	2,959,872
United Airlines Holdings, Inc.(1)	31,870	2,957,536
		10,627,375
Beverages — 0.1%
Monster Beverage Corp.(1)	2,244	134,236
Biotechnology — 9.4%
Alexion Pharmaceuticals, Inc.(1)	12,933	1,473,586
Amgen, Inc.	1,054	247,395
Biogen, Inc.(1)	6,517	1,953,862
Exelixis, Inc.(1)	29,828	496,040
Incyte Corp.(1)	32,316	3,042,874
Neurocrine Biosciences, Inc.(1)	6,781	790,732
Regeneron Pharmaceuticals, Inc.(1)	6,651	2,454,219
Vertex Pharmaceuticals, Inc.(1)	17,277	3,831,175
		14,289,883
Building Products — 0.3%
Allegion plc	2,033	244,021
Masco Corp.	5,243	244,062
		488,083
Capital Markets — 2.8%
FactSet Research Systems, Inc.	944	245,110
LPL Financial Holdings, Inc.	17,889	1,652,049
MarketAxess Holdings, Inc.	1,964	793,102
Moody's Corp.	613	138,949
MSCI, Inc.	4,123	1,068,640
S&P Global, Inc.	501	132,590
SEI Investments Co.	3,804	245,472
		4,275,912

Chemicals — 0.3%
Air Products & Chemicals, Inc.	596	140,853
Ecolab, Inc.	712	132,909
Sherwin-Williams Co. (The)	228	132,953
		406,715
Commercial Services and Supplies — 0.3%
Cintas Corp.	511	131,358
Copart, Inc.(1)	1,475	131,275
Tetra Tech, Inc.	1,486	131,199
		393,832
Communications Equipment — 3.0%
Arista Networks, Inc.(1)	7,007	1,367,276
Ciena Corp.(1)	6,483	246,094
Cisco Systems, Inc.	65,551	2,970,116
		4,583,486
Construction and Engineering — 0.2%
EMCOR Group, Inc.	2,736	243,312
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	508	136,347
Distributors — 0.1%
Pool Corp.	634	130,889
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	874	131,555
frontdoor, Inc.(1)	5,421	245,354
		376,909
Electrical Equipment — 0.5%
Acuity Brands, Inc.	3,710	485,194
Emerson Electric Co.	3,320	245,215
		730,409
Electronic Equipment, Instruments and Components — 1.1%
CDW Corp.	9,408	1,270,550
Keysight Technologies, Inc.(1)	1,232	131,861
Zebra Technologies Corp., Class A(1)	968	242,910
		1,645,321
Entertainment — 0.9%
Electronic Arts, Inc.(1)	2,452	247,677
Netflix, Inc.(1)	421	132,472
Take-Two Interactive Software, Inc.(1)	1,095	132,878
Zynga, Inc., Class A(1)	128,157	798,418
		1,311,445
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	8,669	1,855,426
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	442	132,516
Sysco Corp.	3,049	245,597
		378,113
Health Care Equipment and Supplies — 3.9%
Abbott Laboratories	1,558	133,131
ABIOMED, Inc.(1)	1,932	379,020
Align Technology, Inc.(1)	8,158	2,262,540

DexCom, Inc.(1)	585	132,976
Edwards Lifesciences Corp.(1)	610	149,413
IDEXX Laboratories, Inc.(1)	6,294	1,583,445
Intuitive Surgical, Inc.(1)	260	154,154
Masimo Corp.(1)	851	131,965
Penumbra, Inc.(1)	1,497	264,849
ResMed, Inc.	882	131,947
Stryker Corp.	1,855	380,015
Teleflex, Inc.	376	132,856
West Pharmaceutical Services, Inc.	886	130,269
		5,966,580
Health Care Providers and Services — 3.1%
Anthem, Inc.	460	132,783
Centene Corp.(1)	6,291	380,417
Chemed Corp.	7,028	3,022,180
Encompass Health Corp.	3,463	244,869
HealthEquity, Inc.(1)	4,220	265,396
Humana, Inc.	1,112	379,448
WellCare Health Plans, Inc.(1)	768	247,350
		4,672,443
Health Care Technology — 0.8%
Cerner Corp.	3,427	245,339
Veeva Systems, Inc., Class A(1)	6,819	1,017,258
		1,262,597
Hotels, Restaurants and Leisure — 1.8%
Chipotle Mexican Grill, Inc.(1)	1,629	1,325,876
Domino's Pizza, Inc.	451	132,729
Hilton Worldwide Holdings, Inc.	1,341	140,805
Planet Fitness, Inc., Class A(1)	1,852	136,900
Starbucks Corp.	4,433	378,711
Texas Roadhouse, Inc.	4,255	246,364
Yum China Holdings, Inc.	8,621	383,807
		2,745,192
Household Durables — 0.4%
NVR, Inc.(1)	65	246,473
Tempur Sealy International, Inc.(1)	4,465	378,989
		625,462
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	1,563	243,797
Insurance — 0.2%
Alleghany Corp.(1)	168	131,047
Aon plc	652	132,753
		263,800
Interactive Media and Services — 4.5%
Alphabet, Inc., Class C(1)	2,259	2,947,905
Facebook, Inc., Class A(1)	15,395	3,104,248
Match Group, Inc.	10,840	764,003
		6,816,156
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	1,160	2,088,928

Booking Holdings, Inc.(1)	1,555	2,960,767
eBay, Inc.	82,721	2,938,250
		7,987,945
IT Services — 6.2%
Accenture plc, Class A	1,228	247,024
Akamai Technologies, Inc.(1)	2,831	246,637
Automatic Data Processing, Inc.	788	134,575
Booz Allen Hamilton Holding Corp.	5,178	376,751
CACI International, Inc., Class A(1)	1,025	245,303
EPAM Systems, Inc.(1)	3,748	794,014
Euronet Worldwide, Inc.(1)	2,410	378,828
FleetCor Technologies, Inc.(1)	442	135,659
Genpact Ltd.	6,038	245,747
Global Payments, Inc.	8,819	1,597,121
Leidos Holdings, Inc.	2,716	246,721
MasterCard, Inc., Class A	1,313	383,698
MAXIMUS, Inc.	3,262	243,508
PayPal Holdings, Inc.(1)	12,259	1,324,095
Shopify, Inc., Class A(1)	390	131,332
Square, Inc., Class A(1)	11,463	792,323
Visa, Inc., Class A	10,105	1,864,473
		9,387,809
Life Sciences Tools and Services — 0.9%
Bio-Rad Laboratories, Inc., Class A(1)	2,140	790,473
Bruker Corp.	2,594	132,787
Illumina, Inc.(1)	458	146,908
Mettler-Toledo International, Inc.(1)	192	138,127
PRA Health Sciences, Inc.(1)	1,338	145,588
		1,353,883
Machinery — 0.3%
Graco, Inc.	5,018	242,420
Lincoln Electric Holdings, Inc.	2,644	243,935
		486,355
Media — 2.4%
Cable One, Inc.	868	1,332,380
Charter Communications, Inc., Class A(1)	3,932	1,848,080
Discovery, Inc., Class A(1)	7,462	245,798
Fox Corp., Class A	6,907	246,994
		3,673,252
Metals and Mining — 0.1%
Royal Gold, Inc.	1,136	133,219
Multiline Retail — 0.2%
Target Corp.	1,963	245,395
Oil, Gas and Consumable Fuels — 0.1%
Cabot Oil & Gas Corp.	8,189	130,533
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	679	132,724
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	60,066	3,420,158
Eli Lilly & Co.	6,452	757,142

Merck & Co., Inc.	2,821	245,935
Zoetis, Inc.	17,348	2,090,781
		6,514,016
Professional Services — 0.3%
CoStar Group, Inc.(1)	216	132,378
IHS Markit Ltd.(1)	1,825	132,586
Robert Half International, Inc.	4,217	245,429
		510,393
Road and Rail — 0.7%
CSX Corp.	3,438	245,954
Landstar System, Inc.	4,161	463,577
Old Dominion Freight Line, Inc.	1,944	372,451
		1,081,982
Semiconductors and Semiconductor Equipment — 9.1%
Applied Materials, Inc.	36,200	2,095,980
Entegris, Inc.	8,239	389,869
KLA Corp.	2,295	376,059
Lam Research Corp.	7,788	2,078,072
Maxim Integrated Products, Inc.	4,313	244,418
Mellanox Technologies Ltd.(1)	22,728	2,611,447
Monolithic Power Systems, Inc.	864	138,828
NVIDIA Corp.	1,903	412,456
Qorvo, Inc.(1)	2,353	245,206
QUALCOMM, Inc.	2,914	243,465
Skyworks Solutions, Inc.	2,480	243,784
Teradyne, Inc.	15,453	967,203
Texas Instruments, Inc.	24,362	2,928,556
Universal Display Corp.	2,692	522,840
Xilinx, Inc.	2,647	245,589
		13,743,772
Software — 13.7%
Adobe, Inc.(1)	5,966	1,846,656
Aspen Technology, Inc.(1)	1,962	246,035
Atlassian Corp. plc, Class A(1)	6,262	795,963
Cadence Design Systems, Inc.(1)	29,762	2,090,780
Check Point Software Technologies Ltd.(1)	2,083	245,544
Citrix Systems, Inc.	19,326	2,180,166
CyberArk Software Ltd.(1)	4,183	512,627
DocuSign, Inc.(1)	1,857	132,237
Dropbox, Inc., Class A(1)	7,116	131,575
Fair Isaac Corp.(1)	362	133,126
Fortinet, Inc.(1)	21,678	2,278,575
Intuit, Inc.	7,034	1,821,032
Manhattan Associates, Inc.(1)	2,933	244,935
Microsoft Corp.	2,577	390,106
Oracle Corp. (New York)	4,366	245,107
Palo Alto Networks, Inc.(1)	721	163,826
Paycom Software, Inc.(1)	1,903	526,769
PTC, Inc.(1)	3,452	264,423
RingCentral, Inc., Class A(1)	995	171,608

salesforce.com, Inc.(1)	7,760	1,264,026
ServiceNow, Inc.(1)	3,785	1,071,306
Synopsys, Inc.(1)	2,682	378,269
Trade Desk, Inc. (The), Class A(1)	1,004	264,393
Tyler Technologies, Inc.(1)	506	146,826
VMware, Inc., Class A	10,027	1,560,402
Workday, Inc., Class A(1)	5,925	1,061,286
Zendesk, Inc.(1)	6,752	533,408
		20,701,006
Specialty Retail — 3.8%
Aaron's, Inc.	4,147	242,185
Best Buy Co., Inc.	18,365	1,480,954
Burlington Stores, Inc.(1)	4,620	1,039,500
Five Below, Inc.(1)	4,305	532,571
Home Depot, Inc. (The)	1,108	244,325
O'Reilly Automotive, Inc.(1)	897	396,725
Ross Stores, Inc.	2,124	246,703
Tractor Supply Co.	3,982	376,060
Ulta Beauty, Inc.(1)	4,793	1,120,891
		5,679,914
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	923	246,672
Dell Technologies, Inc., Class C(1)	4,911	238,135
NetApp, Inc.	16,326	989,192
Seagate Technology plc	32,819	1,958,638
Xerox Holdings Corp.(1)	6,369	247,945
		3,680,582
Textiles, Apparel and Luxury Goods — 2.0%
Carter's, Inc.	4,764	492,169
Deckers Outdoor Corp.(1)	3,715	624,788
Lululemon Athletica, Inc.(1)	4,652	1,049,910
NIKE, Inc., Class B	4,208	393,406
Ralph Lauren Corp.	2,273	243,984
Skechers U.S.A., Inc., Class A(1)	6,050	243,331
		3,047,588
Trading Companies and Distributors — 1.3%
W.W. Grainger, Inc.	6,193	1,962,871
TOTAL COMMON STOCKS (Cost $143,932,188)		151,161,014
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $153,791)	153,791	153,791
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $144,085,979)		151,314,805
OTHER ASSETS AND LIABILITIES†		43,964
TOTAL NET ASSETS — 100.0%		$151,358,769

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.